Right-of-use assets - Carrying amounts of right-of-use assets and movements during the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Beginning balance	€ 15,351	€ 18,904	€ 22,120
Additions	1,854	228	1,452
Transfers to property, plant & equipment	(1,627)	(899)	(672)
Depreciation expenses	(1,943)	(2,882)	(3,996)
Ending balance	13,635	15,351	18,904
Buildings
Leases
Beginning balance	9,760	10,884	12,005
Additions	866
Depreciation expenses	(1,133)	(1,124)	(1,121)
Ending balance	9,493	9,760	10,884
Offices
Leases
Beginning balance	2,922	3,339	4,176
Additions	13	112	133
Depreciation expenses	(364)	(529)	(970)
Ending balance	2,571	2,922	3,339
Plant and equipment
Leases
Beginning balance	1,533	3,291	4,587
Additions	975	95	1,121
Transfers to property, plant & equipment	(1,627)	(772)	(672)
Depreciation expenses	(422)	(1,081)	(1,745)
Ending balance	459	1,533	3,291
Other equipment
Leases
Beginning balance	1,102	1,356	1,315
Additions			179
Transfers to property, plant & equipment		(127)
Depreciation expenses		(127)	(138)
Ending balance	1,102	1,102	1,356
Motor vehicles
Leases
Beginning balance	33	34	37
Additions		21	19
Depreciation expenses	(24)	(22)	(22)
Ending balance	€ 9	€ 33	€ 34